Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Six Months Ended June 30, 2022 and 2023 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 875	$ 676
Operating expenses
Research and development	(9,214)	(13,992)
General and administrative	(5,145)	(7,492)
Loss from operations	(13,484)	(20,808)
Foreign exchange loss, net	(200)	(350)
Interest income	281	41
Interest expenses	0	(17)
Other income, net	133	1,259
Loss before income tax	(13,270)	(19,875)
Income tax expenses (benefits)	9	(289)
Net loss	(13,261)	(20,164)
Less: Net loss attributable to noncontrolling interests	(541)	(1,675)
Net loss attributable to BeyondSpring Inc.	$ (12,720)	$ (18,489)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.33)	$ (0.47)
Weighted-average shares outstanding
Basic and diluted (in shares)	38,976,761	39,065,710
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment	$ 1,249	$ 949
Unrealized holding gain (loss)	(5)	30
Comprehensive loss	(12,017)	(19,185)
Less: Comprehensive loss attributable to noncontrolling interests	(84)	(1,336)
Comprehensive loss attributable to BeyondSpring Inc.	$ (11,933)	$ (17,849)